Document and Entity Information	Jul. 30, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000893949
Document Type	8-K
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	MEDNAX, INC.
Entity Incorporation State Country Code	FL
Entity File Number	001-12111
Entity Tax Identification Number	26-3667538
Entity Address, Address Line One	1301 Concord Terrace
Entity Address, City or Town	Sunrise
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33323
City Area Code	(954)
Local Phone Number	384-0175
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MD
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false